Financial Liabilities - Schedule of Lease Liabilities and Other Long Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	$ 1,864
Liabilities for government grants	557	$ 442	$ 412
Total	2,421
First year [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	1,156
Liabilities for government grants	288
Total	1,444
Second year [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	569
Liabilities for government grants	43
Total	612
Third year [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities	139
Liabilities for government grants	39
Total	178
Fourth year [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities
Liabilities for government grants	36
Total	36
Fifth year [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities
Liabilities for government grants	32
Total	32
Sixth year and onwards [Member]
Schedule of Lease Liabilities and Other Long Term Liabilities [Line Items]
Lease liabilities
Liabilities for government grants	119
Total	$ 119